Contingent liabilities and legal proceedings - Acquisition of USL shares from UBHL, winding-up petitions against UBHL and other proceedings in relation to the USL transaction (Details)				6 Months Ended
	Dec. 31, 2020	Jul. 04, 2013 ₨ / shares	Nov. 09, 2012 Petition	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in subsidiary				100.00%
SPA | UBHL
Disclosure of contingent liabilities [line items]
Number of pending winding-up petitions | Petition			5
United Spirits Limited
Disclosure of contingent liabilities [line items]
Percentage of interest acquired		14.98%
Proportion of ownership interest in subsidiary	55.94%
United Spirits Limited | USL Benefit Trust
Disclosure of contingent liabilities [line items]
Ownership interest held by external party	2.38%
United Spirits Limited | UBHL
Disclosure of contingent liabilities [line items]
Percentage of interest acquired		6.98%
Acquisition price per share (in INR per share) | ₨ / shares		₨ 1,440